SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and Inc. Inter-company balances, and transactions including profits from inter-company sales not yet realized have been eliminated upon consolidation.

Financial statements in U.S. dollars in thousands
c.	Financial statements in U.S. dollars in thousands:
The majority of the Company's operations are currently conducted in Israel while a significant part of the Company's expenses and financing activities are denominated and determined in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future. Thus, the functional and reporting currency of the Company is the U.S. dollar.

The Company's transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to U.S. dollars in accordance with the Accounting Standards Board (ASC) 830, "Foreign Currency Matters". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of comprehensive loss as financial income or expenses, as appropriate.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Restricted bank deposits
e.	Restricted bank deposits:
Restricted bank deposits are pledged in favor of a bank which provides to the Company guarantees with respect to office lease agreements.
Property and equipment, net

f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	33
Clinical and medical equipment	7-15

Impairment for long-lived assets
g.	Impairment for long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years ended December 31, 2016 and 2015, no impairment losses have been identified.

Research and development expenses
h.	Research and development expenses:
Research and development expenses are charged to the statement of comprehensive loss as incurred.
Severance pay
i.	Severance pay:

The Company's liability for severance pay is pursuant to Section 14 of the Severance Compensation Act, 1963 ("Section 14"), all the employees are included under this section, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee's name with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under section 14 are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Income taxes
j.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides full valuation allowance, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions.  The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2016 and 2015, the Company has recorded a liability for uncertain tax position in connection to implementation of cost plus method for certain services that have been provided by Inc. to the Company.

Concentrations of credit risk
k.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and restricted bank deposits. Cash, cash equivalents and restricted bank deposits are invested in major banks in Israel and U.S. Management believes that the financial institutions that hold the Company's investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Legal and other contingencies
l.	Legal and other contingencies:

The Company accounts for its contingent liabilities in accordance with ASC 450 "Contingencies". A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2016 and 2015, the Company is not a party to any litigation that could have a material adverse effect on the Company's business, financial position, results of operations or cash flows.

Fair value of financial instruments
m.	Fair value of financial instruments:

ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1	-	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.

Level 2	-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3	-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of cash and cash equivalents, restricted bank deposits, other accounts receivable, trade payables, and other accounts payable approximate their fair value due to the short-term maturities of such instruments.

Basic and diluted net loss per share
n.	Basic and diluted net loss per share:

The Company applies the two class method as required by ASC No. 260-10, "Earnings Per Share" ("ASC 260-10") which requires the income or loss per share for each class of shares (Ordinary and Preferred Shares) to be calculated assuming 100% of the Company's earnings are distributed as dividends to each class of shares based on their contractual rights. No dividends were declared or paid during the reported years.

Basic net loss per share is computed based on the weighted average number of Ordinary Shares outstanding during each year.  Diluted net loss per share is computed based on the weighted average number of Ordinary Shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260.

For the years ended December 31, 2016 and 2015, all outstanding Convertible Preferred A Shares, stock options, warrants and restricted share units have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

Stock-based compensation
o.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation Stock Compensation", ("ASC 718"), which requires companies to estimate the fair value of equity based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite or derived service period in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expense for the value of its awards granted based on the accelerated method over the requisite or derived service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model which requires a number of assumptions, of which the most significant are the fair market value of the underlying Ordinary Shares, expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected option term represents the period that the Company's stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The expected dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The fair value of Ordinary Shares underlying the options was determined by the Company's management with the assistance of an independent valuation firm. Because there has been no public market for the Ordinary Shares, the Company's management has determined fair value of the Ordinary Shares at the time of grant by considering a number of objective and subjective factors including data from other comparable companies, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, amongst other factors. The fair value of the underlying Ordinary Shares shall be determined by management until such time as the Ordinary Shares are listed on an established stock exchange, national market system or other quotation system. For the years ended December 31, 2016 and 2015, the valuations were performed using the Hybrid Method by combining the Option Pricing Method, expected IPO method and a discounted cash flow model to determine the fair value of the Company's Ordinary Shares.

The fair value for options granted in 2016 and 2015 to employees and directors of the Company is estimated at the date of grant using a Black-Scholes-Merton Options pricing model with the following weighted average assumptions:

	2016	2015

Dividend yield	0%	0%
Expected volatility	75.2%	88.9%
Risk-free interest	2.1%-3.6%	2.1%-3.5%
Expected life (years)	5.5-6.25	5.5-6.25

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505") with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Impact of recently issued accounting standards
p.	Impact of recently issued accounting standards:

1.
In 2014, the FASB issued ASU 15-2014, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of uncertainties about an entity’s ability to continue as a Going Concern, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The Company adopted ASU 15-2014 commencing the financial statements for the year ended December 31, 2016.

2.
In February 2016, the FASB issued ASU 2016-02 - Leases (ASC 842), which sets      out the principles for the recognition, measurement, presentation and disclosure of   leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The ASU is expected to impact the Company's consolidated financial statements as we have certain operating lease arrangements. ASC 842 supersedes the previous leases standard, ASC 840 Leases. The standard is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

3.
On March 30, 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting which affect all entities that issue share-based payment awards to their employees and involve multiple aspects of the accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Company is currently evaluating the impact of the guidance on its consolidated financial statements.